UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Cash flows from operating activities
Net loss	¥ (210,357)	¥ (206,773)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of debt issuance cost and debt discount	17,425	422
Depreciation and amortization	260,738	156,086
Share-based compensation expense	41,394	57,187
Deferred tax benefit	(11,438)	(11,431)
Changes in operating assets and liabilities, net of effect of acquisitions:
Increase of accounts receivable	(103,268)	(72,721)
Decrease (increase) of VAT recoverable	(129,474)	27,546
Increase of prepaid expenses	(3,681)	(76,960)
Increase of restricted cash	(21,862)	(18,011)
(Increase) decrease of other current assets	13,666	(31,486)
Increase of other non-current assets	(10,479)	(46,280)
Increase (decrease) of accounts payable	(7,585)	56,911
Decrease of the amount due to a related party		(2,668)
(Decrease) increase of deferred revenue	3,751	(9,220)
Increase (decrease) of accrued expenses and other payables	(50,672)	42,067
Increase of other long-term liabilities	50,786	12,761
Net cash used in operating activities	(161,056)	(122,570)
Cash flows from investing activities
Payments for purchase of property and equipment	(1,175,471)	(704,429)
Payments for purchase of intangible assets	(6,000)
Loans advanced to subsidiaries prior to acquisitions	(6,025)	(42,000)
Cash acquired from the acquisition of subsidiaries	11,153	1,237
Cash paid for the acquisition of subsidiaries	(52,565)	(103,600)
Deposit paid for potential acquisitions	(500)	(15,000)
Net cash used in investing activities	(1,229,408)	(863,792)
Cash flows from financing activities
Proceeds from short-term borrowings	206,404	204,000
Proceeds from long-term borrowings	1,153,543	957,618
Repayment of short-term borrowings	(132,129)	(267,000)
Repayment of long-term borrowings	(387,708)	(260,414)
Payment of issuance cost of borrowings	(10,326)	(39,668)
Proceeds from exercise of stock options	1,193
Proceeds from issuance of convertible bonds payable		262,106
Payment under capital lease and other financing obligations	(25,869)	(9,320)
Net cash provided by financing activities	805,108	847,322
Effect of exchange rate changes on cash	(51,884)	13,274
Net decrease in cash	(637,240)	(125,766)
Cash at beginning of period	1,811,319	924,498
Cash at end of period	1,174,079	798,732
Supplemental disclosures of cash flow information
Interest paid	257,503	147,701
Income tax paid	743	5,645
Supplemental disclosures of non-cash investing and financing activities
(Settlement of) payables for purchase of property and equipment	(12,140)	95,504
Purchase of property and equipment through capital leases and other financing arrangement	269,456	506,766
Consideration payable for the acquisition of subsidiaries	¥ 244,839	¥ 25,900